Financial liabilities designated at fair value through profit or loss (IFRS9) (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities designated at fair value through profit or loss (IFRS9) [Abstract]
Financial liabilities designated at fair value through profit or loss (IFRS9)

Financial liabilities designated at fair value through profit or loss as of December 31, 2018 and 2019 are as follows:

	2018		2019	Reason for designation
Equity-linked securities sold	~~W~~	6,439,292	6,880,811	Combined instrument
Securities sold with embedded derivatives		2,096,508	2,528,645	Combined instrument

	~~W~~	8,535,800	9,409,456

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to ~~W~~9,409,456 million as of December 31, 2019. Decrease in values of the liability due to credit risk changes are ~~W~~11,621 million for the year ended December 31, 2019 and the accumulated changes in values are ~~W~~(-)11,386 million as of December 31, 2019.